Contingent Liabilities	12 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities

NOTE 31: CONTINGENT LIABILITIES

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In January 2012, the Company entered into a research and license agreement with Ironwood Pharmaceuticals, Inc., or Ironwood, pursuant to which Ironwood was granted worldwide development and commercialization rights for BNC210. In November 2014, the parties mutually agreed to terminate this license agreement, reverting all rights to BNC210 back to the Company. The sole obligation to Ironwood is to pay Ironwood low single digit royalties on the net sales of BNC210, if commercialized. It is not practicable to estimate the future payments of any such royalties that may arise due to the stage of development of BNC210.
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The Group has provided a restricted cash deposit of A$119,000 (2021: A$554,640) as security for an unconditional irrevocable bank guarantee as a rent guarantee of $119,000 (2021: A$554,640) to the landlord of the Company’s leased office premises.
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The Group has a consultancy agreement with Dr Errol De Souza who is paid US$43,750 per month (plus reimbursement of health care benefits of up to US$22,000 per year), plus a short-term incentive/bonus potential of 60% of fixed remuneration as assessed by the independent non-Executive directors against agreed financial, strategic and operational targets, for performance exceeding such applicable performance criteria the annual bonus may be increased up to 100% of Base Salary.
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The Group has a contingent liability in relation to this consultancy agreement, where the arrangement is terminated by the Company without cause, redundancy or resignation for good reason, in that the Company will:
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pay severance of twelve months of Base Salary plus a pro rata amount of the target bonus potential to be paid in equal instalments over the following 12-month period, and
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any outstanding equity compensation awards will fully and immediately vest with respect to any amounts that would have vested as if remaining employed for an additional 24 months.
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Any termination benefits in excess of the limits in the Corporations Act are subject to shareholder approval.